Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 92.7%
BlackRock Advantage Emerging Markets Fund, Class K	64,030	$693,452
Diversified Equity Master Portfolio	$3,514,086	3,514,086
International Tilts Master Portfolio	$945,768	945,768
iShares Developed Real Estate Index Fund, Class K	27,852	319,184
iShares MSCI Canada ETF	4,852	195,099
iShares MSCI EAFE Small-Cap ETF	6,525	432,869
iShares Russell 2000 ETF(b)	255	52,344

		6,152,802

Fixed-Income Funds — 1.4%
Advantage CoreAlpha Bond Master Portfolio	$16,174	16,174
iShares Core U.S. Aggregate Bond ETF	509	54,514
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	85	10,280
Master Total Return Portfolio	$10,905	10,905

		91,873

Security	Shares	Value

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	64,500	$64,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	399,447	399,447

		463,934

Total Investments — 101.1% (Cost: $6,035,885)		6,708,609

Liabilities in Excess of Other Assets — (1.1)%		(73,309)

Net Assets — 100.0%		$6,635,300

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$ 17,289	$93	(a)(b)	$—		$(325)	$(883)	$16,174	$16,174	$93		$—
BlackRock Advantage Emerging Markets Fund, Class K	770,169	68,275		(83,297)		(11,200)	(50,495)	693,452	64,030	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	11,449	53,088	(a)	—		(52)	2	64,487	64,500	110	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	449,277	—		(49,830	)(a)	—	—	399,447	399,447	58		—
Diversified Equity Master Portfolio	3,713,727	7,457	(a)(b)	—		26,347	(233,445)	3,514,086	$3,514,086	7,457		—
International Tilts Master Portfolio	1,025,426	6,690	(a)(b)	—		(7,982)	(78,366)	945,768	$945,768	6,690		—
iShares Core U.S. Aggregate Bond ETF	58,067	—		—		—	(3,553)	54,514	509	164		—
iShares Developed Real Estate Index Fund, Class K	342,280	14,811		(25,167)		851	(13,591)	319,184	27,852	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	11,264	—		—		—	(984)	10,280	85	42		—
iShares MSCI Canada ETF	186,462	—		—		—	8,637	195,099	4,852	—		—
iShares MSCI EAFE Small-Cap ETF	387,742	119,548		(38,091)		(4,960)	(31,370)	432,869	6,525	—		—
iShares Russell 2000 ETF	56,725	—		—		—	(4,381)	52,344	255	102		—
Master Total Return Portfolio	11,651	120	(a)(b)	—		(176)	(690)	10,905	$10,905	120		—

						$2,503	$(409,119)	$6,708,609		$14,836		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	3	04/14/22	$28	$90
FTSE 100 Index	1	06/17/22	98	3,037
Mini FTSE/MIB Index	1	06/17/22	27	603
MSCI EAFE Index	2	06/17/22	214	10,333
S&P 500 Micro E-Mini Index	6	06/17/22	136	3,789

				17,852

Short Contracts
Mini TPX Index	4	06/09/22	63	(2,605)

				$15,247

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	94,000	USD	68,984	Bank of America N.A.	06/15/22	$1,441
CAD	87,000	USD	67,832	Bank of America N.A.	06/15/22	1,747
CAD	4,000	USD	3,158	Morgan Stanley & Co. International PLC	06/15/22	41
USD	8,906	EUR	8,000	Morgan Stanley & Co. International PLC	06/15/22	32
USD	66,453	JPY	7,664,728	Morgan Stanley & Co. International PLC	06/15/22	3,377

						6,638

EUR	161,195	USD	179,600	Bank of America N.A.	06/15/22	(797)
JPY	7,665,000	USD	66,369	Morgan Stanley & Co. International PLC	06/15/22	(3,290)
USD	68,739	AUD	94,290	Bank of America N.A.	06/15/22	(1,904)
USD	68,607	CAD	86,883	Bank of America N.A.	06/15/22	(878)
USD	177,951	EUR	161,000	Bank of America N.A.	06/15/22	(636)

						(7,505)

						$(867)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,692,948	$—	$—	$1,692,948
Fixed-Income Funds	64,794	—	—	64,794
Money Market Funds	463,934	—	—	463,934

	$2,221,676	$—	$—	2,221,676

Investments Valued at NAV(a)				4,486,933

				$6,708,609

Derivative Financial Instruments(b)
Assets
Equity Contracts	$14,122	$3,730	$—	$17,852
Foreign Currency Exchange Contracts	—	6,638	—	6,638
Liabilities
Equity Contracts	—	(2,605)	—	(2,605)
Foreign Currency Exchange Contracts	—	(7,505)	—	(7,505)

	$14,122	$258	$—	$14,380

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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